Contract liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Contract liabilities [abstract]
Disclosure of development of contract liabilities
Development of contract liabilities is presented in the table below:

in € thousand	June 30, 2025	December 31, 2024
BALANCE AS AT JANUARY 1	3,010	5,697
Revenue recognition	(3,220)	(462)
Redemption	—	(4,777)
Addition	720	2,500
Exchange rate differences	10	53
BALANCE AS AT CLOSING DATE	520	3,010
Less non-current portion	—	—
CURRENT PORTION	520	3,010